Net finance costs	12 Months Ended
Dec. 31, 2023
Net Finance Costs [Abstract]
Net finance costs	8 Net finance costs
(a) Net finance costs/(income)

	2023 £m	2022 £m	2021 £m
Interest expense	1,786	1,602	1,436
Interest expense on lease liabilities	30	25	24
Facility fees	19	21	33
Impact of the early repurchase of bonds (note 8(b))	29	—	—
Interest related to adjusting tax payables (note 8(b))	71	36	31
Fair value changes on derivative financial instruments, hedged items and investments	599	(473)	252
Fair value change on other financial items (note 8(b))	(4)	(2)	24
Exchange differences	(449)	524	(279)
Finance costs	2,081	1,733	1,521
Interest income under the effective interest method	(186)	(92)	(35)
Finance income	(186)	(92)	(35)
Net finance costs	1,895	1,641	1,486
The Group manages foreign exchange gains and losses and fair value changes on a net basis excluding adjusting items, which are explained in note 8(b). The derivatives that generate the fair value changes are explained in note 19.
Facility fees principally relate to the Group’s central banking facilities.
In August 2023, the Group completed a tender offer to repurchase sterling-equivalent £3,133 million of bonds, including £43 million of accrued interest. Further details on the tender offer are provided in note 26. Other net costs directly associated with the early repurchase of bonds were treated as adjusting items as detailed in note 8(b).
Finance income includes income on cash and cash equivalents of which £97 million (2022: £42 million) relates to restricted cash balances
(see note 21).
(b) Adjusting items included in net finance costs
Adjusting items are significant items in net finance costs which individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance.
In 2023, in relation to the early repurchase of bonds, the Group incurred a fair value loss of £151 million on debt-related derivatives, realised a net gain of £129 million arising on the difference between the redemption value and the amortised cost of the bonds, and incurred other transaction costs of £7 million.
The Group recognised interest on adjusting tax payables of £71 million (2022: £36 million; 2021: £31 million), which included interest of £60 million (2022: £33 million; 2021: £20 million) in relation to the Franked Investment Income Group Litigation Order (FII GLO)
(note 10(b)), interest of £16 million in relation to a tax provision in the Netherlands, a £3 million credit from the reversal of interest on a tax provision in relation to the factory closure in Switzerland and a £2 million credit from the reversal of interest on tax provisions related to Russia. In prior periods, the interest on adjusting tax payables also included £3 million in respect of a potential tax claw back due to the factory closure in Switzerland in 2022 and an amnesty tax payment of £11 million in Türkiye in 2021.
Included within fair value changes on other financial items are:
(i) In 2021, as part of the disposal of the Group’s operations in Iran (note 27(d)), a provision of £24 million was charged to net finance costs against non-current investments held at fair value due to the uncertainty around recovery of these funds. In 2022, part of these funds were recovered and therefore a reversal of the provision of £17 million was recognised in net finance costs. In 2023, a further £4 million was recovered and recognised in net finance costs; and
(ii) In 2022, £15 million of foreign exchange loss was recognised in net finance costs, arising on the revaluation of foreign currency balances held in Russia that no longer qualified for hedge accounting due to the proposed sale of the Group's Russian business as detailed in note 27(d)(i).